EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earning Per Share

The following table sets forth the computation of basic and diluted earnings per share attributable to ARAMARK Holdings stockholders (in thousands, except per share data):

	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
Earnings:
Net income (loss) attributable to ARAMARK Holdings stockholders	$12,916	$(40,104)

Shares:
Basic weighted-averages shares outstanding	230,693	201,468
Effect of dilutive securities	12,683	—

Diluted weighted-averages shares outstanding	243,376	201,468

Basic Earnings Per Share:
Net income (loss) attributable to ARAMARK Holdings stockholders	$0.06	$(0.20)

Diluted Earnings Per Share:
Net income (loss) attributable to ARAMARK Holdings stockholders	$0.05	$(0.20)

	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
Earnings:
Net income attributable to ARAMARK Holdings stockholders	$57,678	$2,710

Shares:
Basic weighted-averages shares outstanding	218,653	201,728
Effect of dilutive securities	10,757	7,113

Diluted weighted-averages shares outstanding	229,410	208,841

Basic Earnings Per Share:
Net income attributable to ARAMARK Holdings stockholders	$0.26	$0.01

Diluted Earnings Per Share:
Net income attributable to ARAMARK Holdings stockholders	$0.25	$0.01

The following table sets forth the computation of basic and diluted earnings per share attributable to ARAMARK Holdings stockholders (in thousands, except per share data):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Earnings:
Income from Continuing Operations attributable to ARAMARK Holdings stockholders	$70,386	$103,254	$95,578
Income (loss) from Discontinued Operations attributable to ARAMARK Holdings stockholders	(1,030)	297	(11,732)

Net income attributable to ARAMARK Holdings stockholders	$69,356	$103,551	$83,846

Shares:
Basic weighted-averages shares outstanding	201,916	203,211	203,525
Effect of dilutive securities	7,454	6,496	6,474

Basic weighted-averages shares outstanding	209,370	209,707	209,999

Earnings Per Share attributable to ARAMARK Holdings stockholders:
Basic:
Income from Continuing Operations	$0.35	$0.51	$0.47
Income (loss) from Discontinued Operations	(0.01)	—	(0.06)

Net income	$0.34	$0.51	$0.41

Diluted:
Income from Continuing Operations	$0.34	$0.49	$0.46
Income (loss) from Discontinued Operations	(0.01)	—	(0.06)

Net income	$0.33	$0.49	$0.40